SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, at an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan. Under the current Amended and Restated 2020 Plan, which was last amended and restated on May 18, 2022, employees, officers, directors, consultants and advisors are eligible to be awarded share warrants, and receive share options, RSUs and other share-based awards.
Share Options
Share options can be in the form of incentive share options and non-statutory share options. No amounts are paid or payable by the recipient upon receipt of the option. The options carry neither the right to dividends nor voting rights. Options may be exercised at any time after the vesting date(s) up to the date of their expiration. The number of options granted, and the exercise price of the options is fixed by the board of directors or compensation committee of the board of directors of the Company.

Under the 2020 Stock Incentive Plan, awards may be granted for up to 4,345,244 ordinary shares as of June 30, 2025. The number of ordinary shares that may be awarded under the 2020 Stock Incentive Plan increases by an amount equal to 2% of the outstanding ordinary shares at the beginning of each year, or as otherwise determined by the Company’s board of directors. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, then the unused ordinary shares covered by such award shall again be available for the grant of awards under the 2020 Stock Incentive Plan.
In July 2021, and, in connection with the Company’s initial public offering (the “IPO”), the Company granted options for 4,056,770 ordinary shares subject to performance vesting to its CEO and COO (the “Founders’ Awards”). Each Founders’ Award is divided into twelve tranches, each subject to different market capitalization thresholds. Each holder is required to hold any exercised shares for a period of three years (“holding period”) after the exercise date. As of June 30, 2025, the performance conditions were not met for any of the tranches.

The number of share options outstanding under the 2020 Stock Incentive Plan and the Founders’ Awards as of June 30, 2025 and 2024 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Exercised	(36,857)	5.43
Expired	(2,500)	12.69
Awards outstanding as of June 30, 2025	5,211,671	8.36
Awards exercisable as of June 30, 2025	928,226	9.46

Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(194,593)	13.14
Exercised	(208,247)	3.52
Expired	(29,583)	14.27
Awards outstanding as of June 30, 2024	5,462,228	8.23
Awards exercisable as of June 30, 2024	884,503	8.51

The weighted-average share price for share options and warrants exercised during the six months ended June 30, 2025 and 2024 was $14.79 and $8.27, respectively.
Determination of Fair Value of Options
The options granted during the six months ended June 30, 2025 and June 30, 2024 were valued using the Black-Scholes model with the following assumptions:

	Six months ended June 30,
	2025	2024
Exercise price, USD	12.35	8.47
Share price, USD	12.35	8.47
Risk free interest rate	3.99%	4.35%
Estimated volatility	45%	35%
Expected option term, years	4.00	4.00
Dividend yield	0%	0%

Estimated volatility is based on historical volatility of comparable companies.

As of June 30, 2025 and 2024, the weighted average remaining contractual life for options outstanding was 5.82 years and 6.53 years, respectively. The range of exercise prices for options and warrants issued as share-based payments was $3.52 to $14.71 per share as of each of June 30, 2025 and 2024.
Restricted Share Units

During the six months ended June 30, 2025 and 2024, the Company’s board of directors approved the issuance of 503,946 and 605,370 RSUs to employees, respectively. The RSUs vest 25% annually and become non-forfeitable over four years from the date of grant, subject to continuing employment. The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period.

A summary of the RSU activity as of and for the six months ended June 30, 2025 and 2024, is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2025	611,831	9.42
Granted	503,946	13.51
Vested	(147,183)	9.39
Forfeited	(30,569)	11.43
Outstanding as of June 30, 2025	938,025	11.56

Outstanding as of January 1, 2024	—	—
Granted	605,370	9.39
Forfeited	(11,463)	9.26
Outstanding as of June 30, 2024	593,907	9.39

Restricted shares

During the six months ended June 30, 2025 and 2024 there were 44,086 and 56,995 restricted share awards, respectively, issued to non-executive directors. The shares were valued using the Finnerty model with the main input data being an underlying issued price of $12.35 and $8.47 per share, respectively, and a restricted period of one year.
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Share options expense	457	591	889	981
RSU expense	1,176	653	2,153	1,100
Restricted shares expense	569	476	569	476
Other share based related expenses	20	—	20	—
Share-based payment expense	2,222	1,720	3,631	2,557

	As of June 30,
	2025	2024
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	702	1,370
Founders Awards	2,655	3,381
RSUs	7,581	4,446

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.9	1.7
Founders Awards	2.8	3.7
RSUs	1.9	2.1

Share-based Compensation Reserve
The share-based payment expense is included within the share-based compensation reserve (see Note 13).